6. Revenue - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€)
Other revenue information
Revenue under contract liabilities					€ 17,457	€ 14,795	€ 230
Remaining performance obligations								€ 91,000
Performance obligations description				The remaining performance obligations at December 31, 2020 are approximately €91.0 million and are expected to be recognized as revenue to a large extent over the next two years.	The remaining performance obligations at December 31, 2020 are approximately €91.0 million and are expected to be recognized as revenue to a large extent over the next two years.
Leukemia & Lymphoma Society
Other revenue information
Revenue					€ 100	200
Contingent payment upon achievement of certain milestone under the collaboration agreement | $				$ 4.4
Genentech Inc
Other revenue information
Revenue					26,200	19,700	21,800
Collaboration agreement initial upfront payment received		$ 96.0	€ 83,200
Revenue under contract liabilities					41,900	59,300	61,400
Additional payments upon achievement of milestones | $				$ 5,000.0
Roivant Sciences Ltd
Other revenue information
Revenue					1,400
Collaboration agreement initial upfront payment received | $	$ 60.0
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	20.0
Revenue under contract liabilities					49,000
Additional payments upon achievement of milestones | $	$ 2,000.0
AbCheck
Other revenue information
Revenue					€ 600	€ 1,700	€ 1,700